Note 17 - Discontinued Operations	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
17.	Discontinued Operations

Following the close of trading on the Nasdaq Capital Market on
May 30, 2018,
the Company completed the spin-off of its drybulk fleet (excluding M/V Monica P, a handymax drybulk carrier, which was agreed to be sold) to EuroDry Ltd (Note
1
). Accordingly, the results of operations and financial condition of EuroDry have been presented in discontinued operations for all periods presented
. The revenue and loss for the discontinued operations for the periods ended
December
31,
2016,
2017
and
2018
are analyzed as follows:

		Year Ended December 31 (discontinued operations)
	2016	2017	2018
Statement of Operations Data
Voyage revenue	8,331,821	20,280,215	25,934,204
Commissions (including, $104,148, $253,503 and $324,178, respectively, to related party)	(452,868)	(1,122,196)	(1,411,333)
Voyage expenses	(82,627)	(2,396,318)	(410,676)
Vessel operating expenses (including, $57,316, $102,131 and $115,026, respectively, to related party)	(4,308,418)	(6,892,388)	(9,183,152)
Drydocking expenses	-	(127,509)	(1,465,079)
Related party management fees	(780,135)	(1,409,716)	(1,701,340)
Vessel depreciation	(3,828,634)	(4,786,272)	(5,422,155)
Other general and administrative expenses (including $520,626, $693,524 and $731,456, respectively, to related party)	(798,828)	(917,160)	(2,346,502)
Loss on termination and impairment of shipbuilding contracts	(7,050,179)	-	-
Operating (loss) / income	(8,969,868)	2,628,656	3,993,967
Total other expenses, net	(1,171,485)	(1,778,955)	(2,874,232)
Net income	(10,141,353)	849,701	1,119,735
Dividend Series B Preferred Shares	-	-	(565,229)
Net income attributable to discontinued operations	(10,141,353)	849,701	554,506
Earnings per share attributable to common shareholders, basic and diluted	(6.21)	0.38	0.25
Weighted average number of shares outstanding during period, basic and diluted	1,633,141	2,213,505	2,232,821

Euroseas contributed to EuroDry its interests in
seven
of its drybulk subsidiaries and related intercompany debts and obligations in exchange for
2,254,830
of EuroDry common shares and
19,042
of EuroDry Series B Preferred Shares (representing all of EuroDry's issued and outstanding stock as of
May 30, 2018).

As of
December 31, 2017,
the amount due from spun-off subsidiary (EuroDry) was
$24.6
million included in “Long-term liabilities of discontinued operations” in the “Consolidated balance sheets”. This amount refers to payments made by Euroseas on behalf of the subsidiaries in relation to the shipbuilding contracts for the construction of the newbuilding vessels “Alexandros P.” and “Ekaterini” contributed to EuroDry amounting to
$29.8
million, restricted cash requirements amounting to
$1.2
million and the acquisition of the secondhand vessel "Tasos" amounting to
$4.5
million less an amount of
$10.9
million relating to the loan drawn by
one
of the EuroDry subsidiaries during
2017
using as collateral the newbuilding vessel "Alexandros P". The amount due from EuroDry of
$24.6
million was allocated during
2018
as follows: (i)
$17.8
million as a reduction in the Series B Preferred shares balance of the Company outstanding as of
31.12.2017
as a result of the distribution of EuroDry Series B Preferred Shares representing
50%
of the outstanding Series B Preferred stock of the Company on the Spin-off date (refer to Note
15
above), (ii)
$5.5
million was allocated to equity contributed to EuroDry for contributions for the vessels spun-off paid in prior years relating to the amount recognized as loss on termination of the shipbuilding contract of Hull
No.
DY
161
and impairment of the shipbuilding contract of Hull
No.
YZJ2013
-
1153
(named “Ekaterini”) and (iii)
$1.3
million as a reduction to the "Due to related companies" liability.

In the year
2018
Euroseas paid the amount of
$3.3
million for expenses concerning the construction cost of M/V Ekaterini (Hull
No.
YZJ2013
-
1153
) and general administrative expenses allocated to EuroDry. Up to the Spin-off date, Euroseas had contributed to EuroDry an amount of
$52.52
million as equity in order to partly finance the acquisition of the vessels contributed to EuroDry (M/V Pantelis, M/V Eirini, M/V Xenia and M/V Ekaterini), other general and administrative expenses allocated from the Company to EuroDry as well as the amounts recognized as loss on termination and impairment of shipbuilding contracts described above. An amount of
$9.66
million was also allocated to EuroDry from the Company’s accumulated deficit, comprising the accumulated deficit of the subsidiaries contributed to EuroDry. In total an amount of
$42.86
million was allocated from the Company’s shareholders’ equity to EuroDry’s shareholders’ equity.